Defined benefit plans (Detail 10) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 33,975	$ 32,590
Plan asset allocation %	100.00%	100.00%
Swiss pension plan | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 187	$ 219
Plan asset allocation %	1.00%	1.00%
Swiss pension plan | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 3,530	$ 3,582
Plan asset allocation %	10.00%	11.00%
Swiss pension plan | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 580	$ 331
Plan asset allocation %	2.00%	1.00%
Swiss pension plan | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 843	$ 826
Plan asset allocation %	2.00%	3.00%
Swiss pension plan | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 8,865	$ 8,242
Plan asset allocation %	26.00%	25.00%
Swiss pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4,446	$ 3,721
Plan asset allocation %	13.00%	11.00%
Swiss pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 5,093	$ 6,146
Plan asset allocation %	15.00%	19.00%
Swiss pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,314	$ 1,303
Plan asset allocation %	4.00%	4.00%
Swiss pension plan | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 7,769	$ 7,085
Plan asset allocation %	23.00%	22.00%
Swiss pension plan | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,349	$ 1,136
Plan asset allocation %	4.00%	3.00%
Swiss pension plan | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 22,973	$ 22,525
Swiss pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	187	219
Swiss pension plan | Quoted in an active market | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Quoted in an active market | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	843	826
Swiss pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6,213	6,284
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4,446	3,721
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	5,093	6,146
Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,314	1,303
Swiss pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4,211	3,363
Swiss pension plan | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	668	663
Swiss pension plan | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11,002	10,065
Swiss pension plan | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3,530	3,582
Swiss pension plan | Other | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	580	331
Swiss pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,652	1,958
Swiss pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
Swiss pension plan | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3,558	3,722
Swiss pension plan | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	682	473
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4,297	$ 4,149
Plan asset allocation %	100.00%	100.00%
UK pension plan | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 147	$ 195
Plan asset allocation %	3.00%	5.00%
UK pension plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,605	$ 2,150
Plan asset allocation %	61.00%	52.00%
UK pension plan | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 372	$ 53
Plan asset allocation %	9.00%	1.00%
UK pension plan | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4	$ 0
Plan asset allocation %	0.00%	0.00%
UK pension plan | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 47	$ 37
Plan asset allocation %	1.00%	1.00%
UK pension plan | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 921	$ 1,077
Plan asset allocation %	21.00%	26.00%
UK pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 679	$ 1,050
Plan asset allocation %	16.00%	25.00%
UK pension plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 12	$ 47
Plan asset allocation %	0.00%	1.00%
UK pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 179	$ 149
Plan asset allocation %	4.00%	4.00%
UK pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 115	$ 110
Plan asset allocation %	3.00%	3.00%
UK pension plan | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 122	$ 114
Plan asset allocation %	3.00%	3.00%
UK pension plan | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 40	$ 37
Plan asset allocation %	1.00%	1.00%
UK pension plan | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ (313)	$ (86)
Plan asset allocation %	(7.00%)	(2.00%)
UK pension plan | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 8	$ 8
Plan asset allocation %	0.00%	0.00%
UK pension plan | Derivative financial instruments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 54	$ (3)
Plan asset allocation %	1.00%	0.00%
UK pension plan | Asset-backed securities
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 11	$ 6
Plan asset allocation %	0.00%	0.00%
UK pension plan | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ (707)	$ (794)
Plan asset allocation %	(16.00%)	(19.00%)
UK pension plan | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4,074	$ 3,940
UK pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	147	195
UK pension plan | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,605	2,150
UK pension plan | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	372	53
UK pension plan | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4	0
UK pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	44	34
UK pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	921	1,077
UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	532	919
UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	12	47
UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	179	149
UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	115	110
UK pension plan | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	110	98
UK pension plan | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6	0
UK pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(313)	(86)
UK pension plan | Quoted in an active market | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Quoted in an active market | Derivative financial instruments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	57	(3)
UK pension plan | Quoted in an active market | Asset-backed securities
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(717)	(803)
UK pension plan | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	223	209
UK pension plan | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4	3
UK pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	147	131
UK pension plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	12	16
UK pension plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	34	37
UK pension plan | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UK pension plan | Other | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	8	8
UK pension plan | Other | Derivative financial instruments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(3)	0
UK pension plan | Other | Asset-backed securities
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11	6
UK pension plan | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	10	9
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,329	$ 1,360
Plan asset allocation %	100.00%	100.00%
US and German pension plans | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 11	$ 38
Plan asset allocation %	1.00%	3.00%
US and German pension plans | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 79	$ 0
Plan asset allocation %	6.00%	0.00%
US and German pension plans | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 31	$ 0
Plan asset allocation %	2.00%	0.00%
US and German pension plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 486	$ 490
Plan asset allocation %	37.00%	36.00%
US and German pension plans | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 17	$ 7
Plan asset allocation %	1.00%	0.00%
US and German pension plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 97	$ 99
Plan asset allocation %	7.00%	7.00%
US and German pension plans | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 6	$ 1
Plan asset allocation %	0.00%	0.00%
US and German pension plans | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 3	$ 210
Plan asset allocation %	0.00%	15.00%
US and German pension plans | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 56	$ 169
Plan asset allocation %	4.00%	12.00%
US and German pension plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 269	$ 195
Plan asset allocation %	20.00%	14.00%
US and German pension plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 147	$ 34
Plan asset allocation %	11.00%	2.00%
US and German pension plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 11	$ 19
Plan asset allocation %	1.00%	1.00%
US and German pension plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2	$ 3
Plan asset allocation %	0.00%	0.00%
US and German pension plans | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 9	$ 14
Plan asset allocation %	1.00%	1.00%
US and German pension plans | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 99	$ 79
Plan asset allocation %	7.00%	6.00%
US and German pension plans | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1	$ 1
Plan asset allocation %	0.00%	0.00%
US and German pension plans | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 5	$ 0
Plan asset allocation %	0.00%	0.00%
US and German pension plans | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,319	$ 1,345
US and German pension plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11	38
US and German pension plans | Quoted in an active market | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	79	0
US and German pension plans | Quoted in an active market | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	31	0
US and German pension plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	486	490
US and German pension plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	17	7
US and German pension plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	97	99
US and German pension plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6	1
US and German pension plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3	210
US and German pension plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	56	169
US and German pension plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	269	195
US and German pension plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	147	34
US and German pension plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11	19
US and German pension plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2	3
US and German pension plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	99	79
US and German pension plans | Quoted in an active market | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	5	0
US and German pension plans | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	10	15
US and German pension plans | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	9	14
US and German pension plans | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
US and German pension plans | Other | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1	1
US and German pension plans | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 19,196	$ 18,358
Plan asset allocation %	100.00%	100.00%
UBS AG | Swiss pension plan | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 106	$ 123
Plan asset allocation %	1.00%	1.00%
UBS AG | Swiss pension plan | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,994	$ 2,018
Plan asset allocation %	10.00%	11.00%
UBS AG | Swiss pension plan | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 328	$ 186
Plan asset allocation %	2.00%	1.00%
UBS AG | Swiss pension plan | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 476	$ 465
Plan asset allocation %	2.00%	3.00%
UBS AG | Swiss pension plan | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 5,009	$ 4,642
Plan asset allocation %	26.00%	25.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,512	$ 2,096
Plan asset allocation %	13.00%	11.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,877	$ 3,462
Plan asset allocation %	15.00%	19.00%
UBS AG | Swiss pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 742	$ 734
Plan asset allocation %	4.00%	4.00%
UBS AG | Swiss pension plan | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4,389	$ 3,991
Plan asset allocation %	23.00%	22.00%
UBS AG | Swiss pension plan | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 762	$ 640
Plan asset allocation %	4.00%	3.00%
UBS AG | Swiss pension plan | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 12,980	$ 12,688
UBS AG | Swiss pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	106	123
UBS AG | Swiss pension plan | Quoted in an active market | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Quoted in an active market | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	476	465
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3,510	3,540
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,512	2,096
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,877	3,462
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	742	734
UBS AG | Swiss pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,379	1,894
UBS AG | Swiss pension plan | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	377	373
UBS AG | Swiss pension plan | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6,216	5,670
UBS AG | Swiss pension plan | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Real estate / property - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,994	2,018
UBS AG | Swiss pension plan | Other | Real estate / property - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	328	186
UBS AG | Swiss pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	1,498	1,103
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | Swiss pension plan | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,010	2,097
UBS AG | Swiss pension plan | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	385	266
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4,297	$ 4,149
Plan asset allocation %	100.00%	100.00%
UBS AG | UK pension plan | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 147	$ 195
Plan asset allocation %	3.00%	5.00%
UBS AG | UK pension plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2,605	$ 2,150
Plan asset allocation %	61.00%	52.00%
UBS AG | UK pension plan | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 372	$ 53
Plan asset allocation %	9.00%	1.00%
UBS AG | UK pension plan | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4	$ 0
Plan asset allocation %	0.00%	0.00%
UBS AG | UK pension plan | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 47	$ 37
Plan asset allocation %	1.00%	1.00%
UBS AG | UK pension plan | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 921	$ 1,077
Plan asset allocation %	21.00%	26.00%
UBS AG | UK pension plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 679	$ 1,050
Plan asset allocation %	16.00%	25.00%
UBS AG | UK pension plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 12	$ 47
Plan asset allocation %	0.00%	1.00%
UBS AG | UK pension plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 179	$ 149
Plan asset allocation %	4.00%	4.00%
UBS AG | UK pension plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 115	$ 110
Plan asset allocation %	3.00%	3.00%
UBS AG | UK pension plan | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 122	$ 114
Plan asset allocation %	3.00%	3.00%
UBS AG | UK pension plan | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 40	$ 37
Plan asset allocation %	1.00%	1.00%
UBS AG | UK pension plan | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ (313)	$ (86)
Plan asset allocation %	(7.00%)	(2.00%)
UBS AG | UK pension plan | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 8	$ 8
Plan asset allocation %	0.00%	0.00%
UBS AG | UK pension plan | Derivative financial instruments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 54	$ (3)
Plan asset allocation %	1.00%	0.00%
UBS AG | UK pension plan | Asset-backed securities
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 11	$ 6
Plan asset allocation %	0.00%	0.00%
UBS AG | UK pension plan | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ (707)	$ (794)
Plan asset allocation %	(16.00%)	(19.00%)
UBS AG | UK pension plan | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 4,074	$ 3,940
UBS AG | UK pension plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	147	195
UBS AG | UK pension plan | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2,605	2,150
UBS AG | UK pension plan | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	372	53
UBS AG | UK pension plan | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4	0
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	44	34
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	921	1,077
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	532	919
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	12	47
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	179	149
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	115	110
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	110	98
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6	0
UBS AG | UK pension plan | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(313)	(86)
UBS AG | UK pension plan | Quoted in an active market | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Quoted in an active market | Derivative financial instruments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	57	(3)
UBS AG | UK pension plan | Quoted in an active market | Asset-backed securities
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Quoted in an active market | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(717)	(803)
UBS AG | UK pension plan | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	223	209
UBS AG | UK pension plan | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	4	3
UBS AG | UK pension plan | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	147	131
UBS AG | UK pension plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	12	16
UBS AG | UK pension plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	34	37
UBS AG | UK pension plan | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | UK pension plan | Other | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	8	8
UBS AG | UK pension plan | Other | Derivative financial instruments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	(3)	0
UBS AG | UK pension plan | Other | Asset-backed securities
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11	6
UBS AG | UK pension plan | Other | Other investments
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	10	9
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,329	$ 1,360
Plan asset allocation %	100.00%	100.00%
UBS AG | US and German pension plans | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 11	$ 38
Plan asset allocation %	1.00%	3.00%
UBS AG | US and German pension plans | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 79	$ 0
Plan asset allocation %	6.00%	0.00%
UBS AG | US and German pension plans | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 31	$ 0
Plan asset allocation %	2.00%	0.00%
UBS AG | US and German pension plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 486	$ 490
Plan asset allocation %	37.00%	36.00%
UBS AG | US and German pension plans | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 17	$ 7
Plan asset allocation %	1.00%	0.00%
UBS AG | US and German pension plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 97	$ 99
Plan asset allocation %	7.00%	7.00%
UBS AG | US and German pension plans | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 6	$ 1
Plan asset allocation %	0.00%	0.00%
UBS AG | US and German pension plans | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 3	$ 210
Plan asset allocation %	0.00%	15.00%
UBS AG | US and German pension plans | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 56	$ 169
Plan asset allocation %	4.00%	12.00%
UBS AG | US and German pension plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 269	$ 195
Plan asset allocation %	20.00%	14.00%
UBS AG | US and German pension plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 147	$ 34
Plan asset allocation %	11.00%	2.00%
UBS AG | US and German pension plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 11	$ 19
Plan asset allocation %	1.00%	1.00%
UBS AG | US and German pension plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 2	$ 3
Plan asset allocation %	0.00%	0.00%
UBS AG | US and German pension plans | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 9	$ 14
Plan asset allocation %	1.00%	1.00%
UBS AG | US and German pension plans | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 99	$ 79
Plan asset allocation %	7.00%	6.00%
UBS AG | US and German pension plans | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1	$ 1
Plan asset allocation %	0.00%	0.00%
UBS AG | US and German pension plans | Quoted in an active market
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1,319	$ 1,345
UBS AG | US and German pension plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11	38
UBS AG | US and German pension plans | Quoted in an active market | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	79	0
UBS AG | US and German pension plans | Quoted in an active market | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	31	0
UBS AG | US and German pension plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	486	490
UBS AG | US and German pension plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	17	7
UBS AG | US and German pension plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	97	99
UBS AG | US and German pension plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	6	1
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	3	210
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	56	169
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	269	195
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	147	34
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	11	19
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	2	3
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Quoted in an active market | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	99	79
UBS AG | US and German pension plans | Quoted in an active market | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	10	15
UBS AG | US and German pension plans | Other | Cash and cash equivalents
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Equity securities - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Equity securities - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Equity - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Equity - Foreign
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	9	14
UBS AG | US and German pension plans | Other | Investment funds - Other
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	0	0
UBS AG | US and German pension plans | Other | Insurance contracts
Disclosure Of Net Defined Benefit Liability Asset [Table]
Fair value	$ 1	$ 1